Significant accounting policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Other Noncash Income Tax Expense		$ 200	$ 0	$ 632	$ 0
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		2,500		2,500		$ 3,900
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		13,700		13,700		11,200
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		700		700		3,300
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		$ 13,100		$ 13,100		$ 14,700
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
Hoegh LNG FSRU III Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage				100.00%
Hoegh LNG Colombia Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%